VALUE OF BUSINESS ACQUIRED AND DEFERRED ACQUISTION COST	12 Months Ended
Dec. 31, 2016
Value Of Business Acquired [Abstract]
VALUE OF BUSINESS ACQUIRED AND DEFERRED ACQUISTION COST
VALUE OF BUSINESS ACQUIRED AND DEFERRED ACQUISITION COST

The following table presents MLOA’s VOBA asset at December 31, 2016 and 2015:

	Gross Carrying Amount	Accumulated Amortization and Other		Net
	(In Millions)
VOBA

December 31, 2016	$416	$(416)	(1)	$0

December 31, 2015	$416	$(407)	(1)	$9

(1)
Includes reactivity to unrealized investment gains (losses) and $117 million of accelerated VOBA amortization resulting from the reinsurance agreement with Protective Life which is included in the deferred cost of reinsurance.

For 2016, 2015 and 2014, amortization (negative amortization) expense related to VOBA was $9 million, $0 million and $10 million, respectively.

Changes in deferred acquisition costs at December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
	(In Millions)
Balance, beginning of year	$364	$292
Capitalization of commissions, sales and issue expenses	103	108
Amortization	(92)	(35)
Change in unrealized investment gains and losses	(1)	(1)
Balance, End of Year	$374	$364